Acquisitions of Subsidiaries	6 Months Ended
Jun. 30, 2024
Acquisitions of Subsidiaries [Abstract]
Acquisitions of subsidiaries

24. Acquisitions of subsidiaries

Acquisitions during the current period

There were no acquisitions in the current reporting interim period.

Acquisitions during the prior period

There were no acquisitions in the prior comparative reporting interim period.